CONDENSED CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit before tax		£ 2,758	£ 2,818
Adjustments for:
Change in operating assets		(6,786)	(11,747)
Change in operating liabilities		7,543	2,077
Non-cash and other items		2,282	2,270
Tax paid	[1]	(1,495)	(765)
Tax refunded	[1]	200	350
Net cash (used in) provided by operating activities		4,502	(4,997)
Cash flows (used in) provided by investing activities
Purchase of financial assets		(7,379)	(5,800)
Proceeds from sale and maturity of financial assets		4,739	5,261
Purchase of fixed assets	[1]	(1,970)	(1,989)
Purchase of other intangible assets	[1]	(556)	(647)
Proceeds from sale of fixed assets	[1]	650	604
Proceeds from sale of goodwill and other intangible assets	[1]	2	0
Net cash used in investing activities		(4,514)	(2,571)
Cash flows used in financing activities
Dividends paid to ordinary shareholders		(640)	(2,140)
Distributions on other equity instruments		(215)	(172)
Return of capital contributions		(1)	0
Interest paid on subordinated liabilities		(297)	(194)
Proceeds from issue of subordinated liabilities		1,761	0
Proceeds from issue of other equity instruments		744	0
Repayment of subordinated liabilities		(904)	0
Repurchases and redemptions of other equity instruments		(640)	0
Borrowings from parent company		3,557	3,168
Repayments of borrowings to parent company		(2,124)	(1,001)
Interest paid on borrowings from parent company		(210)	(198)
Net cash used in financing activities		1,031	(537)
Effects of exchange rate changes on cash and cash equivalents		92	(66)
Change in cash and cash equivalents		1,111	(8,171)
Cash and cash equivalents at beginning of period		49,712	66,538
Cash and cash equivalents at end of period		£ 50,823	£ 58,367

[1]	[1]Previously presented in aggregate.